Financial instruments (Tables)	9 Months Ended
Sep. 30, 2021
Financial instruments
Schedule of carrying amount and fair value of financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2021 and December 31, 2020:

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2021	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	905,826	656,008	—	—	1,561,834	655,856	152	—
Trade accounts and other receivables from unrelated parties	3,248,256	—	—	75,340	3,323,596	—	—	—
Accounts receivable from related parties	126,263	—	—	—	126,263	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	625	625	—	625	—
Derivatives - not designated as hedging instruments	—	49,608	—	—	49,608	—	49,608	—
Equity investments	—	249,890	121,457	—	371,347	246,525	66,021	58,801
Debt securities	—	78,420	289,688	—	368,108	362,966	5,142	—
Other financial assets	140,750	—	—	124,938	265,688	—	—	—
Other current and non-current assets	140,750	377,918	411,145	125,563	1,055,376	—	—	—
Financial assets	4,421,095	1,033,926	411,145	200,903	6,067,069	—	—	—

Accounts payable to unrelated parties	706,385	—	—	—	706,385	—	—	—
Accounts payable to related parties	94,080	—	—	—	94,080	—	—	—
Short-term debt	1,363,290	—	—	—	1,363,290	—	—	—
Long-term debt	7,223,132	—	—	—	7,223,132	7,256,777	232,129	—
Lease liabilities	—	—	—	4,640,711	4,640,711	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	3,995	3,995	—	3,995	—
Derivatives - not designated as hedging instruments	—	13,443	—	—	13,443	—	13,443	—
Variable payments outstanding for acquisitions	—	51,247	—	—	51,247	—	—	51,247
Put option liabilities	—	—	—	966,926	966,926	—	—	966,926
Other financial liabilities	936,703	—	—	—	936,703	—	—	—
Other current and non-current liabilities	936,703	64,690	—	970,921	1,972,314	—	—	—
Financial liabilities	10,323,590	64,690	—	5,611,632	15,999,912	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities (1)	800,714	—	—	—	800,714	—	—	—
Other current and non-current liabilities	800,714	105,640	—	884,089	1,790,443	—	—	—
Financial liabilities	9,515,838	105,640	—	5,376,376	14,997,854	—	—	—

(1)    Other financial liabilities have been revised for the prior year to conform to the current year's presentation.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2021			2020
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	188,518	66,359	882,422	183,054	89,677	934,425
Transfer to level 1	(158,551)	—	—	—	—	—
Increase	20,899	8,116	68,728	—	17,253	51,388
Decrease	—	(19,841)	(19,134)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(3,895)	(4,178)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	(14,989)	—	—	73,993
Foreign currency translation and other changes	11,830	791	49,899	(17,025)	(2,811)	(77,507)
Ending balance at September 30, and December 31,	58,801	51,247	966,926	188,518	66,359	882,422

(1)	Includes realized and unrealized gains / losses.